Loans receivable, net (Tables)	12 Months Ended
Jun. 30, 2024
Loans receivable, net
Schedule of accounts notes loans and financing receivables

				June 30,	June 30,
Third parties	Maturities	Interest rate	Collateral/Guarantee	2024	2023
A	December 15, 2024 (Fully repaid in October and December 2024, respectively)	15.0%	None	$950,000	$—
A	January 5, 2025	5.0%	None	500,000	—
A	April 30, 2025	10.0%	None	1,600,000	—
B	October 28, 2024 (Fully repaid in October 2024)	0.0%	None	595,822	—
Loans receivable from third parties				3,645,822	—
Allowance for credit losses				(275,500)	—
Loans receivable, net				$3,370,322	$—